Investment Risks - NORTHERN TRUST US EQUITY ETF	Mar. 19, 2026
PREFERRED SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
PREFERRED SECURITIES RISK Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non‑payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REIT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
REIT RISK is the risk that the Fund’s investments may be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs may have limited financial resources, may trade less frequently and in lower volume, engage in dilutive offerings or become more volatile than other securities. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemption from registration under the Investment Company Act of 1940.

INVESTMENT COMPANY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
INVESTMENT COMPANY RISK is the risk that the Fund will be subject to the risks associated with investments in registered investment companies, including ETFs (together, “underlying funds”), such as the possibility that the value of the securities or instruments held by the underlying funds could decrease. In addition, passively managed underlying funds may not track the performance of their respective reference assets and may hold troubled securities or other investments. Investments in underlying funds may involve duplication of management fees and certain other expenses, as the fund indirectly bears its proportionate share of any expenses paid by the underlying funds in which it invests. Further, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; and (3) trading an ETF’s shares may be halted by the listing exchange. NTI may be subject to potential conflicts of interest with respect to investments in affiliated underlying funds, which are underlying funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated underlying funds may be higher than the fees paid by other underlying funds.

DEPOSITARY RECEIPTS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
DEPOSITARY RECEIPTS RISK Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non‑uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

SECTOR RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.
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HEALTH CARE SECTOR RISK is the risk that companies in the health care sector may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector impacting prices and demand for products or services, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

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INFORMATION TECHNOLOGY SECTOR RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, government scrutiny or regulation, legal action and/or obsolete products or services.

MARKET RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

LARGE SHAREHOLDER RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
LARGE SHAREHOLDER RISK. Certain shareholders, including other funds advised by NTI, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, NTI or an affiliate of NTI, an Authorized Participant, a market maker, or another entity may invest in or contribute assets to the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund’s operations or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment through an Authorized Participant, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. For example, redemptions by larger shareholders through an Authorized Participant will accelerate the realization of taxable income and/or gains if Shares are not redeemed in‑kind and result in the Fund’s expenses being allocated over a smaller asset base. A large redemption may also affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, have a material upward or downward effect on the market price of the Fund’s shares and result in wider bid‑ask spreads. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund. Large purchases of creation units of the Fund’s shares for cash may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing such new cash or otherwise maintains a larger cash position than it ordinarily would.

AUTHORIZED PARTICIPANT CONCENTRATION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
AUTHORIZED PARTICIPANT CONCENTRATION RISK is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

MARKET TRADING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET TRADING RISK is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

MID CAP STOCK RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MID CAP STOCK RISK is the risk that stocks of mid‑sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid‑sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

RISK OF HAVING A TRANSFERRED BASIS IN SHARES [Member]
Prospectus [Line Items]
Risk [Text Block]
RISK OF HAVING A TRANSFERRED BASIS IN SHARES An investment in Shares will be less tax efficient than an investment in other ETFs if Shares are not redeemed in‑kind because the Fund’s initial portfolio was deposited in‑kind by a seed investor whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the tax code, such in‑kind contribution resulted in the seed investor’s lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in‑kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investor) upon the sale of such portfolio securities. As a result of this tax treatment, the Fund currently intends to retain a substantial portion of the initially deposited portfolio securities for its first year of operations, subject to transactions in the normal course of the Fund’s investment activities, such as portfolio rebalancing consistent with the Fund’s investment strategy. The Fund may therefore engage in fewer cash sales of portfolio securities than might otherwise be the case, which could detract from Fund performance. NTI attempts to minimize these risks by utilizing the Fund’s in‑kind redemption mechanism to effect changes to the Fund’s portfolio, although there is no guarantee that such tax management strategy will be successful. Please consult your tax advisor about the potential tax consequences.

NEW FUND RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
NEW FUND RISK is the risk that the Fund will not grow to or maintain an economically viable size and could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders and/or the seed investor. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. The Fund’s Distributor does not maintain a secondary market in the shares.

DERIVATIVES RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
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FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

EQUITY SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	EQUITY SECURITIES RISK is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
NON‑DIVERSIFICATION RISK A non‑diversified fund may invest a larger portion of its assets in securities issued by or representing a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.